Loans Allowance for Loan Losses and Credit Quality (Details 1) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
30-89 days	$ 2,151,905	$ 6,010,907
90 days or more	1,577,012	1,561,300
Total past due	3,728,917	7,572,207
Current	705,626,413	599,416,730
Total loans	709,355,330	606,988,937
Non-accrual loans	4,674,764	4,433,930
90 days or more and accruing	489,177	642,432
Commercial Real Estate [Member]
30-89 days	127,343	1,690,307
90 days or more	567,957	151,723
Total past due	695,300	1,842,030
Current	279,849,250	244,440,696
Total loans	280,544,550	246,282,726
Non-accrual loans	1,875,942	1,600,827
90 days or more and accruing	0	0
Residential real estate - 1st lien [Member]
30-89 days	1,872,439	3,871,045
90 days or more	828,344	1,217,098
Total past due	2,700,783	5,088,143
Current	167,806,480	153,249,153
Total loans	170,507,263	158,337,296
Non-accrual loans	2,173,315	2,112,267
90 days or more and accruing	390,288	530,046
Commercial and industrial [Member]
30-89 days	119,413	68,532
90 days or more	0	44,503
Total past due	119,413	113,035
Current	160,948,088	98,817,796
Total loans	161,067,501	98,930,831
Non-accrual loans	434,196	480,083
90 days or more and accruing	0	0
Municipal [Member]
30-89 days	0	0
90 days or more	0	0
Total past due	0	0
Current	54,807,367	55,817,206
Total loans	54,807,367	55,817,206
Non-accrual loans	0	0
90 days or more and accruing	0	0
Residential real estate - Jr lien [Member]
30-89 days	18,322	331,416
90 days or more	180,711	147,976
Total past due	199,033	479,392
Current	37,948,626	42,751,481
Total loans	38,147,659	43,230,873
Non-accrual loans	191,311	240,753
90 days or more and accruing	98,889	112,386
Consumer [Member]
30-89 days	14,388	49,607
90 days or more	0	0
Total past due	14,388	49,607
Current	4,266,602	4,340,398
Total loans	4,280,990	4,390,005
Non-accrual loans	0	0
90 days or more and accruing	$ 0	$ 0